Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-09 - Fidelity Advisor® Floating Rate High Income Fund
	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP026 Past 1 year	SP026 Past 5 years	SP026 Past 10 years
Total	5.55%	3.92%	3.91%	4.15%	2.13%	2.20%	3.27%	2.21%	2.24%	5.42%	4.47%	4.94%